INTANGIBLE ASSETS (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
INTANGIBLE ASSETS
Beginning balance	$ 483,354	$ 427,124
Ending balance		483,354
Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	483,354
Ending balance		483,354
Cost
INTANGIBLE ASSETS
Beginning balance	712,450	490,285
Additions related to Clinic Operations		222,165
Ending balance		712,450
Cost | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	712,450
Additions related to Clinic Operations	14,264
Assets held for transfer related to spinout of Clinic Operations	726,714
Ending balance		712,450
Accumulated depreciation
INTANGIBLE ASSETS
Beginning balance	(229,096)	(63,161)
Amortization expense related to Clinic Operations		(165,935)
Ending balance		(229,096)
Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	(229,096)
Amortization expense related to Clinic Operations	(46,677)
Assets held for transfer related to spinout of Clinic Operations	(275,773)
Ending balance		(229,096)
Field Trip Health Website
INTANGIBLE ASSETS
Beginning balance	94,306	132,057
Ending balance		94,306
Field Trip Health Website | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	94,306
Ending balance		94,306
Field Trip Health Website | Cost
INTANGIBLE ASSETS
Beginning balance	182,905	175,314
Additions related to Clinic Operations		7,591
Ending balance		182,905
Field Trip Health Website | Cost | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	182,905
Assets held for transfer related to spinout of Clinic Operations	182,905
Ending balance		182,905
Field Trip Health Website | Accumulated depreciation
INTANGIBLE ASSETS
Beginning balance	(88,599)	(43,257)
Amortization expense related to Clinic Operations		(45,342)
Ending balance		(88,599)
Field Trip Health Website | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	(88,599)
Amortization expense related to Clinic Operations	(11,400)
Assets held for transfer related to spinout of Clinic Operations	(99,999)
Ending balance		(88,599)
Field Trip Health Portal
INTANGIBLE ASSETS
Beginning balance	180,664	155,126
Ending balance		180,664
Field Trip Health Portal | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	180,664
Ending balance		180,664
Field Trip Health Portal | Cost
INTANGIBLE ASSETS
Beginning balance	251,263	165,854
Additions related to Clinic Operations		85,409
Ending balance		251,263
Field Trip Health Portal | Cost | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	251,263
Assets held for transfer related to spinout of Clinic Operations	251,263
Ending balance		251,263
Field Trip Health Portal | Accumulated depreciation
INTANGIBLE ASSETS
Beginning balance	(70,599)	(10,728)
Amortization expense related to Clinic Operations		(59,871)
Ending balance		(70,599)
Field Trip Health Portal | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	(70,599)
Amortization expense related to Clinic Operations	(16,568)
Assets held for transfer related to spinout of Clinic Operations	(87,167)
Ending balance		(70,599)
Trip App
INTANGIBLE ASSETS
Beginning balance	208,384	139,941
Ending balance		208,384
Trip App | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	208,384
Ending balance		208,384
Trip App | Cost
INTANGIBLE ASSETS
Beginning balance	278,282	149,117
Additions related to Clinic Operations		129,165
Ending balance		278,282
Trip App | Cost | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	278,282
Additions related to Clinic Operations	14,264
Assets held for transfer related to spinout of Clinic Operations	292,546
Ending balance		278,282
Trip App | Accumulated depreciation
INTANGIBLE ASSETS
Beginning balance	(69,898)	(9,176)
Amortization expense related to Clinic Operations		(60,722)
Ending balance		(69,898)
Trip App | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
INTANGIBLE ASSETS
Beginning balance	(69,898)
Amortization expense related to Clinic Operations	(18,709)
Assets held for transfer related to spinout of Clinic Operations	$ (88,607)
Ending balance		$ (69,898)